LEASE - Liabilities roll forward (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Disclosure of initial application of standards or interpretations [line items]
Book value at the beginning of the period	$ 1,140,717	$ 1,109,812
Additions of the period	396,205	259,427
Interest expenses, exchange differences and inflation effects	162,276	500,442
Payment of the period	(493,453)	(728,964)
Total	1,205,745	1,140,717
Lease Liabilities
Non-current	570,505	390,409
Current	635,240	750,308
Total	$ 1,205,745	$ 1,140,717